As filed with the Securities and Exchange Commission on April 22, 2008

Securities Act Registration No. 333-42004

Investment Company Act File No. 811-10027

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 25

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 26

State Farm Mutual Fund Trust

(Exact name of Registrant as Specified in Charter)

One State Farm Plaza, Bloomington, Illinois	61710-0001
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 447-4930

Alan Goldberg
Michael L. Tipsord	Bell Boyd & Lloyd LLP
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602
(Names and addresses of agents for service)

Amending Parts A, B and C, and filing exhibits

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)

☒	on May 1, 2008 pursuant to rule 485(b)

☐	60 days after filing pursuant to rule 485(a)(1)

☐	on May 1, 2008 pursuant to rule 485(a)(1)

☐	75 days after filing pursuant to rule 485(a)(2)

☐	on pursuant to rule 485(a)(2)

EXPLANATORY NOTE

This Post-Effective Amendment No. 25 under the Securities Act of 1933, as amended (the “1933 Act”), to the Registration Statement of State Farm Mutual Fund Trust hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 24 under the 1933 Act which was filed on February 11, 2008. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 24 until May 1, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, State Farm Mutual Fund Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 22nd day of April 2008.

STATE FARM MUTUAL FUND TRUST

By:	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
Trustee and President

Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

Edward B. Rust, Jr.	Trustee and President	April 22, 2008

*Michael L. Tipsord	Trustee, Senior Vice President and Treasurer	April 22, 2008

*Thomas M. Mengler	Trustee	April 22, 2008

*James A. Shirk	Trustee	April 22, 2008

*Donald A. Altorfer	Trustee	April 22, 2008

*Victor J. Boschini	Trustee	April 22, 2008

*David L. Vance	Trustee	April 22, 2008

*Alan R. Latshaw	Trustee	April 22, 2008

**Anita Nagler	Trustee	April 22, 2008

*By:	/s/ David Moore
David Moore
Attorney-In-Fact
April 22, 2008

*	Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are incorporated by reference from post-effective amendment number seventeen on Form N-1A, No. 33-42004 filed February 16, 2006.

**	Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are incorporated by reference from post-effective amendment number twenty-three on Form N-1A, No. 33-42004 filed April 30, 2007.